General And Administrative Expenses - Schedule Of General And Administrative Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense [Abstract]
Office expenses	$ 457,600	$ 389,210
Insurance	954,392	367,472
Travel	373,171	345,992
Professional fees	2,355,278	3,021,899
Public company costs	1,569,780	404,073
Salaries and benefits	3,093,027	2,241,079
Share based payments	2,120,887	714,380
Total expenses during the year	$ 10,924,135	$ 7,484,105